Other Provisions - Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 290	R 264	R 251
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	290	264
Contributions paid	(16)	(14)
Other expenses included in staff costs/current service cost	3	3
Finance costs	35	30
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	4	(6)
Current employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	101	100
Retired employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 189	R 164